TRADE ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 280,793	$ 273,674
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 280,793	$ 10,348